OTHER EXPENSES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about business combination [line items]
Change in provisions	$ (26.6)	$ 11.0
Write-down of other assets	13.4	20.0
Business transaction costs	2.9	8.5
Gain on sale of assets	(5.2)	(4.9)
Mark-to-market (gain)/loss on deferred share units	(1.7)	3.1
Net loss/(gain) on investments	2.5	(16.0)
Legal expenses	0.9	4.1
Reorganization costs	4.8	0.6
Other expenses/losses	32.6	13.3
Other expenses	23.6	$ 39.7
El Peñón
Disclosure of detailed information about business combination [line items]
Change in provisions	(9.4)
Mineração Riacho dos Machados Ltda
Disclosure of detailed information about business combination [line items]
Business transaction costs	3.5
Other expenses/losses	$ 5.1